Document and Entity Information	May 17, 2024
Prospectus:
Document Type	497
Document Period End Date	May 17, 2024
Entity Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 17, 2024
Document Effective Date	May 17, 2024
Prospectus Date	May 17, 2024
EMQQ The Emerging Markets Internet & Ecommerce ETF | EMQQ The Emerging Markets Internet & Ecommerce ETF
Prospectus:
Trading Symbol	EMQQ
FMQQ The Next Frontier Internet & Ecommerce ETF | FMQQ The Next Frontier Internet & Ecommerce ETF
Prospectus:
Trading Symbol	FMQQ
India Internet & Ecommerce ETF | India Internet & Ecommerce ETF
Prospectus:
Trading Symbol	INQQ